Metropolitan Tower Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

Robin Wagner

Assistant General Counsel

Legal Affairs

Phone: 212-578-9071

September 4, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	General American Separate Account Two
File No. 811-02162

Ladies and Gentlemen:

The Semi-Annual Reports dated June 30, 2020 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of General American Separate Account Two of Metropolitan Tower Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183;

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618; and

The Semi-Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

Sincerely,

/s/ Robin Wagner

Robin Wagner, Esq.

Assistant General Counsel

Metropolitan Tower Life Insurance Company